Supplement dated September 2, 2003 to Prospectus dated May 1, 2003

THE GUARDIAN INVESTOR INCOME ACCESS

The following information should be read in conjunction with the Prospectus dated May 1, 2003 for The Guardian Investor Income Access variable annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account Q. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

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1. The cover page of the Prospectus is amended by adding the following Fund under the bullet point entitled, "The Guardian Variable Contract Funds, Inc.":

      -- The Guardian VC Low Duration Bond Fund

2. The second sentence in the third paragraph of the section entitled "How A Variable Annuity Works" on page 1 of the Prospectus is replaced with the following:

The Separate Account has 45 investment divisions, corresponding to 45 variable investment options, each of which invests in a mutual fund.

3. The second sentence in the first paragraph of the section entitled "The Separate Account" on page 8 of the Prospectus is replaced with the following:

The Separate Account has 45 investment divisions, corresponding to the 45 Funds available to you.

4. The first sentence in the first paragraph of the section entitled "Variable Investment Options" on page 9 of the Prospectus is replaced with the following:

You may choose to invest in a maximum of 20 of the 45 variable investment options at any time.

5. The following information is added to the chart entitled "Variable investment options" on page 10 of the Prospectus:

Fund                               Investment objectives                        Typical investments
--------------------------------------------------------------------------------------------------------------------
The Guardian VC Low Duration     Seeks a high level of current income         Investment grade debt obligations,
Bond Fund                        consistent with preservation of capital      such as corporate bonds, mortgage-
                                                                              backed and asset-backed securities
                                                                              and obligations of the U.S. government
                                                                              and its agencies.
--------------------------------------------------------------------------------------------------------------------

6. The following information is added to the chart entitled "Investment advisers" on page 13 of the Prospectus:

                                                Investment adviser
Fund                                            and principal business address
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The Guardian VC Low Duration Bond Fund          Guardian Investor Services LLC
                                                7 Hanover Square
                                                New York, New York 10004


SUPPLEMENT                                                      EB-014450 (8/03)

7. The percentage allocations for the Asset Allocation Classes specified in the section entitled "Living Benefit Rider (Referred To As "Decade")" on pages 34 and 35 of the Prospectus are replaced with the following:

      10% - The Guardian Cash Fund, The Guardian VC Low Duration Bond Fund or
            The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund,
            Fidelity VIP Investment Grade Bond Portfolio, MFS Bond Series, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
            Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein Growth & Income Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Series, MFS Investors Trust Series, MFS Total Return Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

      10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets
            Fund, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Leveraged AllCap Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Fidelity VIP Mid Cap Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.


                                                                      SUPPLEMENT